SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	Feb. 22, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Sep. 24, 2025 CAD ($)	May 16, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 21,724			$ 21,604
Medium-term notes, maturing January 6, 2031
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 700
Medium-term notes, maturing January 6, 2031 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Annual rate		3.70%	3.70%
Medium-term Notes, maturing January 6, 2031 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 375
Annual rate			3.70%
Medium-term Notes, maturing January 6, 2031 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 325
Annual rate			4.526%
Subordinated notes, maturing September 1, 2055
Disclosure of information about consolidated structured entities [line items]
Notional amount				$ 250
Annual rate		5.60%
Subordinated notes, maturing September 1, 2055 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Annual rate		5.60%		5.60%
Subordinated notes, maturing September 1, 2055 | Floating interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, variable rate				270.00%
Subordinated Notes, maturing September 1, 2030, | Floating interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, variable rate				2.70%
Subordinated notes, maturing March 15, 2055
Disclosure of information about consolidated structured entities [line items]
Notional amount						$ 300
Annual rate		6.80%			6.80%
Subordinated notes, maturing March 15, 2055 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Annual rate		6.80%				6.80%
Subordinated notes, maturing March 15, 2030 | Floating interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, variable rate						2.453%
Subordinated notes, maturing May 31, 2084
Disclosure of information about consolidated structured entities [line items]
Notional amount							$ 8	$ 150
Annual rate		7.30%			7.30%
Subordinated notes, maturing May 31, 2084 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Annual rate		7.30%					7.30%	7.25%
Medium-term notes, maturing July 27, 2030 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Annual rate		5.70%
Medium-term Notes, maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Repayments of bonds, notes and debentures	$ 700
Medium-term Notes, maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Annual rate	3.315%